Employee Benefit Plans - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) Person shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Employee Benefits Disclosure [Line Items]
Minimum employment period for benefits	30 days
Postemployment benefits liability | $	$ 22.2	$ 20.2
Compensation, Percentage	100.00%
Employee Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Aggregate fair value of the restricted equity awards that vested during the period | $	$ 191.6	162.7	$ 130.5
Non Employee Director Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Vesting period of grants to date	11 months
Total pretax intrinsic value of options exercised and restricted stock vested | $	$ 3.0	$ 3.2	$ 2.2
Executive Deferred Compensation Plan
Employee Benefits Disclosure [Line Items]
Common shares reserved for issuance under executive deferred compensation plan	11,100,000
2017 Directors Equity Incentive Plan | Non Employee Director Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Shares authorized	500,000
Equity Incentive Plan Twenty Ten [Member]
Employee Benefits Disclosure [Line Items]
Shares authorized	0
share based compensation arrangement by share based payment award, number of shares transferred	4,000,000.0
Equity Incentive Plan Twenty Fifteen [Domain]
Employee Benefits Disclosure [Line Items]
Shares authorized	17,000,000.0
Performance Based Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Estimated Number Of Participants | Person	40
Performance Based Restricted Equity Awards | Insurance Operating Results | Lower Limit
Employee Benefits Disclosure [Line Items]
Performance-based awards granted vesting percentage of the award amount	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Performance Based Restricted Equity Awards | Insurance Operating Results | Upper Limit
Employee Benefits Disclosure [Line Items]
Performance-based awards granted vesting percentage of the award amount	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%
Performance Based Restricted Equity Awards | Investment Results | Lower Limit
Employee Benefits Disclosure [Line Items]
Performance-based awards granted vesting percentage of the award amount	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Performance Based Restricted Equity Awards | Investment Results | Upper Limit
Employee Benefits Disclosure [Line Items]
Performance-based awards granted vesting percentage of the award amount	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%
Performance Based Restricted Equity Awards | Unit growth in a particular customer segment [Member] | Lower Limit
Employee Benefits Disclosure [Line Items]
Performance-based awards granted vesting percentage of the award amount			85.00%	85.00%
Performance Based Restricted Equity Awards | Unit growth in a particular customer segment [Member] | Upper Limit
Employee Benefits Disclosure [Line Items]
Performance-based awards granted vesting percentage of the award amount			150.00%	150.00%
Performance Based Restricted Equity Awards | Unit growth in a particular customer segment, performance objective not achieved
Employee Benefits Disclosure [Line Items]
Performance-based awards granted vesting percentage of the award amount			0.00%	0.00%
Defined Contribution Pension Plan 401k
Employee Benefits Disclosure [Line Items]
Matching contributions | $	$ 120.8	$ 106.8	$ 97.3
Defined Contribution Pension Plan 401k | Upper Limit
Employee Benefits Disclosure [Line Items]
Matching contribution to defined contribution pension plan	6.00%
Cash [Member]
Employee Benefits Disclosure [Line Items]
Compensation, Percentage	40.00%
Non Employee Director Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Compensation, Percentage	60.00%
Vesting tranche one | Employee Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Vesting period of grants to date	3 years
Vesting tranche two | Employee Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Vesting period of grants to date	4 years
Vesting tranche three | Employee Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Vesting period of grants to date	5 years
Common Stock [Member]
Employee Benefits Disclosure [Line Items]
Employee Stock Ownership Plan Shares held	23,000,000.0